Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
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Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve
A. Wells unassigned to a reserve

	June 30, 2022		December 31, 2021	June 30, 2021
Wells unassigned to a reserve:
Balance at the beginning of the period	Ps.	18,639,136	21,435,160	21,435,160
Additions to construction in progress		13,421,438	25,377,983	9,092,291
Transfers against expenses		(4,539,894)	(12,565,711)	(4,663,242)
Transfers against fixed assets		(3,513,868)	(15,608,296)	(4,311,419)

Balances at the end of the period	Ps.	24,006,812	18,639,136	21,552,790

Schedule of Other Components of Intangible Assets
B. Other intangible assets

	June 30, 2022		December 31, 2021
Licenses	Ps.	7,353,695	5,243,953
Exploration expenses, evaluation of assets and concessions		1,800,101	1,860,718
Amortization accumulated		(6,112,264)	(5,727,661)

Balance at the end of the period	Ps.	3,041,532	1,377,010